Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay for Performance

The following disclosures are being provided in accordance with final rules adopted by the SEC on August 2, 2022, pursuant to the Dodd-Frank Act. Certain measures disclosed in the table below, including “Compensation Actually Paid,” are calculated in accordance with those rules; however, the Compensation Committee did not necessarily consider these measures (except with respect to Consolidated Adjusted EBITDA), these calculations, or the below pay for performance analysis, in setting compensation for the named executive officers or for linking executive compensation with Company performance for fiscal 2024 or any prior periods disclosed below. For a description of the Compensation Committee’s processes, policies and considerations when setting compensation and evaluating executive performance, please see the “Compensation Discussion and Analysis” beginning on page 42 of this proxy statement.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	Consolidated Adjusted EBITDA (in thousands)
					Company Total Shareholder Return	Peer Group Total Shareholder Return(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$4,296,142	$7,121,791	$1,678,944	$2,578,215	$306	$33	$19,991	$48,500
2023	$3,772,017	$4,057,079	$1,290,266	$1,353,590	$236	$92	$20,978	$45,855
2022	$4,340,496	$2,161,273	$1,039,170	$492,498	$218	$74	$40,324	$42,747
2021	$2,781,410	$12,914,959	$1,324,948	$4,855,371	$290	$113	$50,949	$42,888
(1)
The Company’s Principal Executive Officer (the “PEO”) for the years presented in this table was Mr. Angrick.
(2)
The non-PEO NEOs for each of the years presented in this table were Mr. Celaya, Mr. Daunt, Mr. Weiskircher and Mr. Shaffer.
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine “compensation actually paid” as reported in this table. Compensation actually paid (“CAP”) does not necessarily represent cash and/or equity value transferred to our PEO or any of our non-PEO NEOs, but rather is a value calculated under applicable SEC rules. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to calculate CAP:

	2024		2023		2022		2021
	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	$4,296,142	$1,678,944	$3,772,017	$1,290,266	$4,340,496	$1,039,170	$2,781,410	$1,324,948
Adjustments for stock and option awards:
Subtract SCT amounts of stock and option awards	$(3,309,892)	$(1,058,685)	$(2,866,971)	$(722,859)	$(3,707,628)	$(592,564)	$(1,410,588)	$(639,566)
Add fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at year-end	$4,563,099	$1,456,499	$3,456,661	$835,250	$2,421,355	$379,951	$4,794,495	$2,024,832
+/- The difference between fair value of awards from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that are outstanding and unvested at the end of the covered fiscal year	$1,484,942	$463,870	$(63,535)	$1,673	$(860,264)	$(333,416)	$2,318,076	$776,968

+/- The change in fair value from the end of the prior fiscal year to the vesting date for awards granted in any prior fiscal year which vested during the covered fiscal year	$87,500	$37,586	$(241,093)	$(50,741)	$(32,686)	$(643)	$4,431,565	$1,368,189
Subtract fair value at the end of prior fiscal year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	-	-	-	-	-	-	-	-
Compensation Actually Paid (as calculated)	$7,121,791	$2,578,215	$4,057,079	$1,353,590	$2,161,273	$492,498	$12,914,959	$4,855,371
(4)
The peer group used for purposes of this table is the same peer group utilized for purposes of Item 5 of the 2024 Form 10-K.

Company Selected Measure Name	Consolidated Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The Company’s Principal Executive Officer (the “PEO”) for the years presented in this table was Mr. Angrick.
(2)
The non-PEO NEOs for each of the years presented in this table were Mr. Celaya, Mr. Daunt, Mr. Weiskircher and Mr. Shaffer.

Peer Group Issuers, Footnote	(4) The peer group used for purposes of this table is the same peer group utilized for purposes of Item 5 of the 2024 Form 10-K.
PEO Total Compensation Amount	$ 4,296,142	$ 3,772,017	$ 4,340,496	$ 2,781,410
PEO Actually Paid Compensation Amount	$ 7,121,791	4,057,079	2,161,273	12,914,959
Adjustment To PEO Compensation, Footnote
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine “compensation actually paid” as reported in this table. Compensation actually paid (“CAP”) does not necessarily represent cash and/or equity value transferred to our PEO or any of our non-PEO NEOs, but rather is a value calculated under applicable SEC rules. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to calculate CAP:

	2024		2023		2022		2021
	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	$4,296,142	$1,678,944	$3,772,017	$1,290,266	$4,340,496	$1,039,170	$2,781,410	$1,324,948
Adjustments for stock and option awards:
Subtract SCT amounts of stock and option awards	$(3,309,892)	$(1,058,685)	$(2,866,971)	$(722,859)	$(3,707,628)	$(592,564)	$(1,410,588)	$(639,566)
Add fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at year-end	$4,563,099	$1,456,499	$3,456,661	$835,250	$2,421,355	$379,951	$4,794,495	$2,024,832
+/- The difference between fair value of awards from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that are outstanding and unvested at the end of the covered fiscal year	$1,484,942	$463,870	$(63,535)	$1,673	$(860,264)	$(333,416)	$2,318,076	$776,968

+/- The change in fair value from the end of the prior fiscal year to the vesting date for awards granted in any prior fiscal year which vested during the covered fiscal year	$87,500	$37,586	$(241,093)	$(50,741)	$(32,686)	$(643)	$4,431,565	$1,368,189
Subtract fair value at the end of prior fiscal year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	-	-	-	-	-	-	-	-
Compensation Actually Paid (as calculated)	$7,121,791	$2,578,215	$4,057,079	$1,353,590	$2,161,273	$492,498	$12,914,959	$4,855,371

Non-PEO NEO Average Total Compensation Amount	$ 1,678,944	1,290,266	1,039,170	1,324,948
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,578,215	1,353,590	492,498	4,855,371
Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income	The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.
Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our Company-Selected Measure (Consolidated Adjusted EBITDA) during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group	The following chart compares our cumulative TSR over the four most recently completed fiscal years to that of our peer group.
Tabular List, Table

The following table presents the financial performance measures that the Company considers to have been the most important in linking CAP to our PEO and non-PEO NEOs to Company performance. The measures in this table are not ranked.

Consolidated Adjusted EBITDA Consolidated Direct Profit Stock Price

Total Shareholder Return Amount	$ 306	236	218	290
Peer Group Total Shareholder Return Amount	33	92	74	113
Net Income (Loss)	$ 19,991,000	$ 20,978,000	$ 40,324,000	$ 50,949,000
Company Selected Measure Amount	48,500,000	45,855,000	42,747,000	42,888,000
PEO Name	Mr. Angrick
Non-Peo Name	Mr. Celaya, Mr. Daunt, Mr. Weiskircher and Mr. Shaffer
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated Direct Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,309,892)	$ (2,866,971)	$ (3,707,628)	$ (1,410,588)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,563,099	3,456,661	2,421,355	4,794,495
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,484,942	(63,535)	(860,264)	2,318,076
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,500	(241,093)	(32,686)	4,431,565
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,058,685)	(722,859)	(592,564)	(639,566)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,456,499	835,250	379,951	2,024,832
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	463,870	1,673	(333,416)	776,968
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 37,586	$ (50,741)	$ (643)	$ 1,368,189